Fees Summary	Aug. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 60,714,000
Previously Paid Amount	0.00
Total Fee Amount	8,384.60
Total Offset Amount	0.00
Net Fee	8,384.60
Narrative - Max Aggregate Offering Price	$ 60,714,000
Final Prospectus	true